Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 29, 2012
Related Party Transaction [Line Items]
Management fee paid			$ 11.9	$ 10.6	$ 10.0
Accrual liability related to management fees			1.9
Company paid in aggregate connection with the CTS Business acquisition			400.0
Acquisition of remaining shares percentage						49.00%
Selling, general, and administrative expenses	251.7	242.3	348.1	288.3	270.1
Core Trust Purchasing Group
Related Party Transaction [Line Items]
Agreement period, term			3 years
Purchase amount			7.1	6.2
Equity Healthcare
Related Party Transaction [Line Items]
Fee paid to participated employee per month under health care program agreement			2.00
Number of employee enrolled in health benefit plans			2,300
CTS business
Related Party Transaction [Line Items]
Company paid in aggregate connection with the CTS Business acquisition			10.0
R P Scherer
Related Party Transaction [Line Items]
Duration period of note issued			3 years
Business Acquisition
Related Party Transaction [Line Items]
Selling, general, and administrative expenses	$ 9.4	$ 8.5